Information on market risk and fair value of financial assets and liabilities (telecom activities) - Credit ratings (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Nov. 23, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2016 EUR (€)	Mar. 31, 2014
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate (as a percent)					1.375%
Initial nominal value					€ 500
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	€ 29,943			€ 29,010		€ 29,848
Bonds maturing March 1, 2031 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Outstanding amount	€ 2,300	$ 2,500
Interest rate (as a percent)	9.00%	9.00%						8.75%
Initial nominal value | $		$ 2,500
Credit facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Initial nominal value			€ 6,000				€ 6,000